Nov. 02, 2022
WisdomTree U.S. ESG Fund

Effective immediately, the Fund’s principal investment strategy is hereby deleted in its entirety and replaced with the following:

The Fund is actively managed using a model-based approach, and seeks to achieve its investment objective by investing primarily in U.S. equity securities of companies that exhibit the highest potential for returns based on proprietary measures of fundamental factors (e.g., value and quality) and technical factors (e.g., momentum and correlation), as well as favorable environmental, social, and governance (“ESG”) characteristics. WisdomTree Asset Management, Inc., the Fund’s investment adviser (“WisdomTree Asset Management” or the “Adviser”), primarily uses a proprietary multi-factor model to select the Fund’s investments.

The Adviser has designed the model to apply multiple factors to refine the initial universe of broad market equity securities. The model’s factors are constructed using a variety of data, including ESG-related data provided by Morningstar Sustainalytics (“Sustainalytics”) and OWL ESG, each of which is a third-party ESG data and research firm. In addition to identifying companies with strong fundamental and technical factors through the use of traditional financial data, the model seeks to identify companies with the most favorable ESG characteristics using ESG data provided by Sustainalytics and ESG Consensus Scores developed and administered by OWL ESG. A company’s ESG Consensus Score reflects a consensus view, comprised of more than 500 sources, of the importance of certain ESG metrics determined to be key to that company’s industry.

The model applies ESG investment screens based on Sustainalytics’ data, which identifies publicly-listed companies involved in a range of product areas, including products that affect the environment, energy, health, and military and values-based products, and provides detail regarding the nature and level of each such company’s involvement in the relevant product area, to the initial universe of equity securities. The ESG investment screens exclude securities of companies identified by Sustainalytics as engaged in certain business activities, at the time of investment by the Fund or at the time of the Fund’s quarterly rebalances, such as those involving tobacco, small arms, controversial weapons, and Arctic Oil Gas, Oil Sands or Thermal Coal (collectively, “fossil fuel-related activities”). The ESG investment screens also take into consideration Sustainalytics’ Global Standards Screening (“GSS”) data to exclude companies that cause, contribute or are linked to violations of international norms and standards. The GSS data assesses companies’ impact on stakeholders and activities with respect to the following international norms and standards: the United Nations Global Compact Principles related to human rights, labor, the environment and corruption, International Labor Organization’s Conventions, OECD Guidelines for Multinational Enterprises, and the UN Guiding Principles on Business and Human Rights. To further complement the exclusion of fossil fuel-related activities based on Sustainalytics’ data, the model also excludes the securities of companies assigned to the Energy Sector as defined by the Standard & Poor’s Global Industry Classification Standard (“S&P GICS®”). The model recommends those remaining companies that exhibit the highest combined ESG Consensus Score and fundamental and technical factors, which are then weighted on a modified market-capitalization basis.

The Fund’s portfolio will be rebalanced quarterly to implement the results of the model and modified market-capitalization weighting. As a result, between quarterly rebalances, the Fund’s portfolio may temporarily include securities of companies that no longer meet the Fund’s model investment criteria described above. For example, if a company meets the Fund’s investment criteria at the time of investment but subsequently is involved in a controversial product or activity, the Fund generally will continue to hold the securities of that company until the next quarterly rebalance of its portfolio. In addition, the data provided to the Fund by third-party ESG data and research firms, currently, Sustainalytics and OWL ESG, and the methodologies and criteria used by those firms to produce such data are continuously evolving and subject to ongoing refinement. It, therefore, is possible that the Fund may invest in securities of companies that are later determined to be inconsistent with the Fund’s model investment criteria not because the company’s activities or products have changed as in the prior example, but because relevant information about that company was not known or was inaccurate at the time of investment or because the third-party ESG data and research firm now considers additional information that causes the company to no longer meet the investment criteria.

As of September 30, 2022, companies in the information technology and health care sectors comprised a significant portion of the Fund.

In addition, the following risk disclosure is hereby added to the Fund’s “Principal Risks of Investing in the Fund” section and the “Additional Principal Risk Information About the Funds” section, respectively:

Principal Risks of Investing in the Fund

ESG Data Risk. Currently, there is not a universally accepted ESG standard or standardized practices for generating ESG data and ratings. As a result, the factors and criteria considered when generating ESG data and the results of such ESG research generally will differ across ESG data providers. The evaluation of ESG factors is often subjective and the third-party ESG data providers used by the Fund, currently, Sustainalytics and OWL ESG, may not identify or evaluate every relevant ESG factor with respect to every investment. As a result, the Fund may invest in companies that do not reflect the beliefs or values of a particular investor and may not be deemed to exhibit favorable ESG characteristics if different metrics or ESG rating agencies were used to evaluate them. Moreover, because ESG considerations are still an emerging area of investment focus, ESG information and metrics can be difficult to obtain or not able to be obtained. The evaluation of ESG factors and implementation of ESG-related investment restrictions (e.g., screens) rely on the availability of timely, complete, and accurate ESG data reported by issuers and/or third-party research providers. The successful implementation of the Fund’s strategy is therefore dependent in large part on the ESG factors considered and research methodologies employed by its third-party ESG data providers, as well as the timely availability of accurate information. The Adviser carefully selects its third-party ESG data providers, but due to the specialized resources necessary to obtain ESG-related information underlying or related to the ESG data provided by third-party ESG research firms, the Adviser does not undertake to, and does not, independently test or verify the factors used or data provided by such firms, including Sustainalytics and OWL ESG.

Additional Principal Risk Information About the Funds

ESG Data Risk

Currently, there is not a universally accepted ESG standard or standardized practices for generating ESG data and ratings. The lack of a uniform standard means that the factors and criteria processed to generate ESG data and the results of such ESG research processes generally will differ across ESG data providers. The evaluation of ESG factors is often subjective and the third-party ESG data providers used by the ESG Funds, currently, Sustainalytics and OWL ESG, may not identify or evaluate every relevant ESG factor with respect to every investment. As a result, the ESG Funds may invest in companies that do not reflect the beliefs or values of a particular investor and may not be deemed to exhibit positive or favorable ESG characteristics if different metrics or ESG rating agencies were used to evaluate them. ESG standards differ by region and industry, and a company’s ESG practices or an ESG rating agency’s assessment of a company’s ESG practices may change over time. Moreover, because ESG considerations are still an emerging area of investment focus, ESG information and metrics can be difficult to obtain or not able to be obtained. The evaluation of ESG factors and implementation of ESG-related investment restrictions (e.g., screens) rely on the availability of timely, complete, and accurate ESG data reported by issuers and/or third-party research providers. A third-party ESG data provider’s ability to evaluate and assess ESG factors is limited and/or compromised to the extent relevant data is unavailable or inaccurate. As a result of the foregoing, the ESG Funds may acquire and/or hold securities of issuers that do not have favorable ESG characteristics. The successful implementation of each ESG Fund’s strategy is therefore dependent in large part on the ESG factors considered and research methodologies employed by its third-party ESG data providers. As such, the Adviser carefully selects its third-party ESG data providers, taking into consideration a provider’s industry reputation and research methodologies, among other factors. However, due to the specialized resources necessary to obtain ESG-related information underlying or related to the ESG data provided by third-party ESG research firms, the Adviser does not undertake to, and does not, independently test or verify the factors used or data provided by such firms.

In addition, the “U.S. ESG Fund” description under the “Additional Information About the Funds’ Investment Strategies” section is hereby deleted in its entirety and replaced with the following:

U.S. ESG Fund. The Fund will normally invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities of companies domiciled in the U.S. or listed on a U.S. exchange. The Fund seeks to achieve its investment objective by investing in equity securities of companies that exhibit the highest potential for returns, as well as favorable ESG characteristics. The Adviser uses a multi-factor model-based approach to select equity securities meeting these criteria and to exclude securities of companies engaged in certain business activities determined to be inconsistent with favorable ESG characteristics. The model, in turn, uses a variety of data, including ESG-related data to be used for screening purposes provided by Sustainalytics and ESG Consensus Scores provided by OWL ESG.

OWL ESG, formerly OWL Analytics, was founded in 2012 and is located in Santa Monica, California. OWL ESG is an ESG data and analytics provider that works with institutional investors to integrate ESG into their investment solutions with the goal of delivering both positive financial and impactful outcomes. OWL ESG leverages machine learning and natural language processing to gather and aggregate ESG data from millions of sources. OWL ESG’s goal is to provide a diverse array of ESG data and analytic solutions including ESG ratings, principals-based screens, ESG company scores, and hundreds of metrics and analytics, all based on a stronger foundation of data, optimized to increase objectivity.

Morningstar Sustainalytics, a Morningstar company, is a leading ESG and corporate governance research, ratings and analytics firm with over 30 years of ESG expertise that supports investors around the world with the development and implementation of innovative solutions that have enabled investors to identify, understand, and manage ESG-driven risks and opportunities. Sustainalytics has more than 800 research analysts that cover more than 20,000 companies across more than 172 countries and monitor more than 700,000 news items daily to help its clients make informed decisions that lead to a more just and sustainable global economy. Sustainalytics operates from 17 offices globally and is supported by more than 1,600 team members.

In addition, the following disclosure is hereby added to the “Additional Notices” section of the Prospectus:

Sustainalytics

Copyright ©2022 Sustainalytics. All rights reserved.

For certain of its Funds, WisdomTree and WisdomTree Asset Management (together, “WT”) may evaluate potential holdings using, amongst others, data from Sustainalytics, a Morningstar company and a globally recognized provider of ESG research, ratings and data. Sustainalytics does not assess the issuer’s compliance with any (local) legislation, but only supports institutional investors to identify, understand, and manage ESG-driven risks and opportunities. Use of such data is subject to conditions available at https://www.sustainalytics.com/legal-disclaimers/. Those WisdomTree Funds that use such data are created and managed by WT. As such, WT and any sub-adviser to such a WisdomTree Fund are solely responsible for the assessment of any data provided by Sustainalytics and the conclusions to be drawn therefrom. Sustainalytics has no role in or responsibility for the assessment of its data with respect to the portfolio composition of any WisdomTree Fund.

The changes described above will not affect the Fund’s management fee or expense ratio.

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